Share-Based Compensation - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 219,000	$ 179,000	$ 1,165,000
Stock-based compensation tax benefit recognized	267,000	234,000
Share-based compensation, number of shares reserved for issuance, contractual terms	5 years 9 months 18 days	5 years 8 months 23 days
Share-based compensation, number of options exercised	3	0	0
Share-based compensation, cash received from exercise of stock options	2,000	0	0
Total intrinsic value of options exercised	600,000	0	0
Unrecognized compensation cost related to nonvested options	348,000
Unrecognized compensation cost related to nonvested options, expected recognition period	2 years 1 month 28 days
Capitalized stock-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	0	0
Stock-based compensation tax benefit recognized	0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSUs granted	0	0	1,000,000
Fair value of RSUs vested	0	0	200,000
Unrecognized compensation cost related to nonvested RSUs	0	0
Cash received from employee stock award vesting and the forfeiture of RSUs	$ 0	$ 0	$ 0
2002 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	3,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	7,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	2,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2008 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200
2009 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,500
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
Employee Stock Purchase Plan, 2009 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200
Equity Incentive Plan 2010 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
Employee Stock Purchase Plan, 2010 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200